Investment in an Equity Investee - Summarized statements of operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Summarized Statements of Operations
Total revenue	$ 305,681,000	$ 532,874,000
Interest income	20,574,000	15,875,000
Profit before taxation	(4,756,000)	137,088,000
Income tax expense (note (b))	(2,886,000)	(2,730,000)
Net income (note (c))	26,165,000	169,468,000
SHPL
Summarized Statements of Operations
Total revenue	225,208,000	235,271,000
Gross profit	166,758,000	175,750,000
Interest income	338,000	438,000
Finance cost (note (a))		(1,022,000)
Profit before taxation	80,213,000	84,064,000
Income tax expense (note (b))	(12,294,000)	(13,840,000)
Net income (note (c))	$ 67,919,000	$ 70,224,000
Preferential income tax rate (as a percent)	15.00%	15.00%
Unrealized profits eliminated	$ 152,000	$ 2,000